Accrued Expenses - Summary of restructuring balance accrued expenses and other current liabilities (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Beginning balance	$ 655	$ 0
Restructuring costs, personnel related	412	985
Cash paid for restructuring costs	(765)	(330)
Forfeitures	(31)
Ending balance	$ 271	$ 655